Share-Based Compensation (Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Expected life (years)	6.2	6.1	6.7
Expected volatility	40.00%	43.30%	48.20%
Expected dividend yield	1.04%	0.19%	2.23%
Risk-free interest rate	3.36%	3.75%	2.70%
Weighted-average fair value per option	$ 20.83	$ 16.73	$ 8.63